Pension and Other Postretirement Benefits, Pension periodic costs (Details) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	May 31, 2022 USD ($) retiree
Pension Plan [Member] | U.S. [Member]
Net periodic pension cost: [Abstract]
Service cost		$ 48	$ 60	$ 63
Interest cost		48	36	53
Expected return on plan assets		(97)	(114)	(115)
Settlement (gain) loss		103	27	4
Actuarial (gain) loss amortization		20	35	29
Net periodic benefit cost (credit)		122	44	34
Defined Benefit Plan, Benefit Obligation		1,140	1,916	2,039
Pension Plan [Member] | Non-U.S. [Member]
Net periodic pension cost: [Abstract]
Service cost		35	42	46
Interest cost		26	20	21
Expected return on plan assets		(18)	(17)	(19)
Settlement (gain) loss		0	1	2
Curtailment gain		0	0	(4)
Prior service cost (benefit) amortization		3	3	3
Actuarial (gain) loss amortization		7	15	23
Net periodic benefit cost (credit)		53	64	72
Defined Benefit Plan, Benefit Obligation		$ 1,276	$ 1,924	$ 2,159
Pension Plans Included As Part of Group Annuity Contract Transfer | U.S. [Member]
Net periodic pension cost: [Abstract]
Settlement (gain) loss	$ 80
Defined Benefit Plan, Benefit Obligation					$ 361
Defined benefit plan, Number of retirees and beneficiaries insurance company is required to pay | retiree					9,000